Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,659,921	¥ 1,743,646	¥ 2,016,605
Recognized interest income	30,352	38,118	41,629
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	11,549	14,758	30,101
Recognized interest income	495	697	1,659
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,066,585	1,181,941	1,359,635
Recognized interest income	16,572	23,216	23,283
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	464,157	440,258	430,415
Recognized interest income	5,530	8,333	6,954
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	29,548	38,888	47,818
Recognized interest income	708	863	982
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	123,203	170,549	228,045
Recognized interest income	2,169	3,163	3,472
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	91,339	115,384	140,627
Recognized interest income	1,967	2,704	2,806
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	249,656	283,213	339,619
Recognized interest income	4,333	5,358	5,857
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	3,982	7,230	10,719
Recognized interest income	51	132	170
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	29,547	35,249	44,417
Recognized interest income	677	837	945
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	29,018	35,208	49,612
Recognized interest income	301	745	985
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	46,135	55,962	68,363
Recognized interest income	836	1,081	1,112
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	230,018	183,671	187,656
Recognized interest income	3,235	3,161	2,848
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	154,760	187,642	264,277
Recognized interest income	2,918	4,241	5,153
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	85,006	97,159	113,993
Recognized interest income	3,330	4,154	5,218
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	71,966	59,711	60,943
Recognized interest income	1,550	2,040	¥ 3,468
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	40,037	18,764
Recognized interest income	¥ 2,252	¥ 609